Expense Example, No Redemption - FidelityGrowthStrategiesFund-AMCIZPRO - FidelityGrowthStrategiesFund-AMCIZPRO - Fidelity Growth Strategies Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Growth Strategies Fund - Class C
Expense Example, No Redemption:
1 Year	$ 176
3 Years	545
5 Years	939
10 Years	1,842
Fidelity Advisor Growth Strategies Fund - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Growth Strategies Fund - Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Growth Strategies Fund - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	762
Fidelity Advisor Growth Strategies Fund - Class A
Expense Example, No Redemption:
1 Year	669
3 Years	869
5 Years	1,086
10 Years	$ 1,707